Loans receivable - Additional Information (Details) - USD ($) $ in Thousands						12 Months Ended
	Sep. 01, 2023	Feb. 01, 2023	May 31, 2022	Apr. 01, 2022	Mar. 30, 2022	Dec. 31, 2022	Jul. 06, 2022	Feb. 04, 2022	Jan. 27, 2022
Loans receivable
Fair value of shares pledged						$ 0
MX Capital Ltd
Loans receivable
Principal amount of loan									$ 43,000
Loan granted								$ 8,000	$ 1,888
Additional amount of loan granted								$ 1,888
Additional notes that the Company shall acquire							$ 13,000
Payment of loans granted	$ 6,000	$ 16,000				$ 16,000
Interest rate on loan						7.00%
Expected Credit Losses On Loans Receivables						$ 20,649
Percentage of cases in which borrower will be in default						86.16%
Castcrown Ltd
Loans receivable
Additional notes that the Company shall acquire						$ 8,500
Payment of loans granted			$ 6,000	$ 1,500
Interest rate on loan					7.00%
Maximum principal amount of notes receivable					$ 16,000
Fair value of conversion feature of the notes receivable						0
Amount of fair value of derivative liability						0
Expected Credit Losses On Loans Receivables						$ 7,826
Percentage of cases in which borrower will be in default						100.00%